Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Balances at period start	$ 2,745,351	$ 2,629,183	$ 832,042
Additions	61,454	86,519	1,808,984
Foreign currency translation	(7,697)	29,649	(11,843)
Balances at period end	2,799,108	2,745,351	2,629,183
Electronic Components
Goodwill [Line Items]
Balances at period start	1,307,611	1,305,947	444,758
Additions	43,231	0	863,094
Foreign currency translation	(895)	1,664	(1,905)
Balances at period end	1,349,947	1,307,611	1,305,947
Mechanical Components
Goodwill [Line Items]
Balances at period start	1,437,740	1,323,236	387,284
Additions	18,223	86,519	945,890
Foreign currency translation	(6,802)	27,985	(9,938)
Balances at period end	$ 1,449,161	$ 1,437,740	$ 1,323,236